Share-based compensation (Details)				3 Months Ended		6 Months Ended
	May 02, 2022 Options	Apr. 12, 2022 Options	Jan. 04, 2022 EquityInstruments SFr / shares	Jun. 30, 2022 CHF (SFr) Options EquityInstruments	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2022 CHF (SFr) Options EquityInstruments	Jun. 30, 2021 CHF (SFr)	Dec. 31, 2021 Options EquityInstruments
Share option plans
Share-based compensation
Number of options outstanding				12,518,255		12,518,255		8,615,885
Number of options granted						3,902,370
Vesting period						4 years
Exercise period						10 years
Share option plans | Exercise price of CHF 1.00
Share-based compensation
Number of options granted	6,000	3,846,657
Share option plans | Exercise price of CHF 1.04
Share-based compensation
Number of options granted		49,713
Equity incentive units
Share-based compensation
Share-based compensation expense | SFr				SFr 659,259	SFr 336,849	SFr 2,099,311	SFr 522,951
Number of equity incentive units, for which exercise price changed | EquityInstruments			8,294,045
Exercise price of equity incentive units after reduction | SFr / shares			SFr 1.00
Fair value adjustment related to reduction in exercise price of equity incentive units | SFr				SFr 221,271		SFr 1,450,274
Equity sharing certificate plan
Share-based compensation
Number of other units outstanding | EquityInstruments				198,750		198,750		198,750